Schedule of Investments (unaudited)	iShares® International Developed Property ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.5%
Abacus Property Group	33,551	$79,102
APN Industria REIT	11,943	29,736
Arena REIT	28,976	78,230
Aventus Group	31,299	73,813
BWP Trust	40,286	128,486
Cedar Woods Properties Ltd.	5,108	25,704
Centuria Capital Group	48,012	100,152
Centuria Industrial REIT	38,862	108,223
Centuria Office REIT	31,333	54,857
Charter Hall Group	38,898	450,358
Charter Hall Long Wale REIT	46,164	164,103
Charter Hall Retail REIT	43,239	122,764
Charter Hall Social Infrastructure REIT	26,964	70,141
Cromwell Property Group	158,939	104,248
Dexus	90,020	717,614
GDI Property Group	41,085	34,497
Goodman Group	140,410	2,222,083
GPT Group (The)	161,240	589,839
Growthpoint Properties Australia Ltd.	24,866	75,734
Home Consortium Ltd.	15,386	62,668
HomeCo Daily Needs REIT	37,882	39,773
Hotel Property Investments	14,466	34,608
Ingenia Communities Group	24,204	111,120
Irongate Group	44,437	48,364
Lendlease Corp. Ltd.	57,485	493,953
Lifestyle Communities Ltd.	8,010	94,040
Mirvac Group	328,934	717,193
National Storage REIT	89,997	133,535
Rural Funds Group(a)	28,558	56,755
Scentre Group	433,460	886,998
Shopping Centres Australasia Property Group	91,245	171,550
Stockland	199,347	694,176
Vicinity Centres	324,602	374,253
Waypoint REIT	64,703	126,837
		9,275,507
Austria — 0.6%
CA Immobilien Anlagen AG	5,847	244,315
IMMOFINANZ AG(b)	7,969	179,167
S IMMO AG	3,572	85,603
		509,085
Belgium — 2.4%
Aedifica SA	2,995	395,645
Befimmo SA	2,188	86,874
Care Property Invest NV	2,183	69,962
Cofinimmo SA	2,463	375,188
Immobel SA	249	21,524
Intervest Offices & Warehouses NV	1,935	52,429
Montea NV	831	97,832
Retail Estates NV	924	75,093
Shurgard Self Storage SA	2,121	102,475
VGP NV	628	123,910
Warehouses De Pauw CVA	11,378	434,633
Xior Student Housing NV	1,511	91,017
		1,926,582
British Virgin Islands — 0.1%
MAS Real Estate Inc.(b)	38,097	48,502
Security	Shares	Value

Canada — 3.3%
Allied Properties REIT	5,246	$190,652
Artis REIT	5,547	50,163
Automotive Properties Real Estate Investment Trust	1,575	15,793
Boardwalk REIT	1,916	63,186
Canadian Apartment Properties REIT	7,025	329,375
Choice Properties REIT	13,386	154,313
Cominar REIT	7,312	64,472
Crombie REIT	4,016	57,473
CT REIT	4,191	55,380
Dream Industrial REIT	7,710	95,038
Dream Office REIT	1,976	36,600
First Capital Real Estate Investment Trust	9,102	129,231
Granite REIT	2,688	178,853
H&R Real Estate Investment Trust	11,828	152,669
InterRent REIT	5,827	79,254
Killam Apartment REIT	4,499	73,568
Minto Apartment Real Estate Investment Trust(c)	1,499	28,950
Morguard North American Residential REIT	1,706	23,121
NorthWest Healthcare Properties REIT	7,929	81,426
Plaza Retail REIT	4,245	15,753
RioCan REIT	13,062	232,663
Slate Grocery REIT	1,940	20,110
Slate Office REIT	2,326	10,020
SmartCentres Real Estate Investment Trust	5,851	138,628
Summit Industrial Income REIT	6,895	98,842
Tricon Residential Inc.	17,491	201,211
True North Commercial Real Estate Investment Trust	3,235	19,338
WPT Industrial Real Estate Investment Trust	3,355	60,870
		2,656,952
China — 0.9%
China Merchants Land Ltd.	116,000	16,282
Gemdale Properties & Investment Corp. Ltd.	468,000	59,627
Greenland Hong Kong Holdings Ltd.	63,000	20,303
Road King Infrastructure Ltd.	18,000	22,382
Wharf Holdings Ltd. (The)	128,000	488,229
Yuexiu REIT	126,000	64,947
Zhuguang Holdings Group Co. Ltd.	168,000	38,911
		710,681
Finland — 0.1%
Citycon OYJ	5,259	44,790

France — 3.8%
Altarea SCA	306	64,274
Carmila SA	4,000	54,876
Covivio	4,028	344,826
Gecina SA	4,530	694,049
ICADE	2,630	226,945
Klepierre SA	16,714	430,615
Mercialys SA	3,367	40,773
Nexity SA	4,003	200,323
Unibail-Rodamco-Westfield(a)(b)	11,587	1,004,546
		3,061,227
Germany — 10.1%
ADLER Group SA(c)	7,222	189,938
alstria office REIT-AG	14,847	274,317
Aroundtown SA	100,086	780,894
Deutsche EuroShop AG	4,205	99,768
Deutsche Wohnen SE	30,115	1,842,679
DIC Asset AG	3,888	67,139
Grand City Properties SA	8,810	237,937

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hamborner REIT AG	5,896	$62,831
Instone Real Estate Group AG(c)	3,868	116,459
LEG Immobilien SE	6,022	866,908
Sirius Real Estate Ltd.	88,387	135,133
TAG Immobilien AG	12,196	386,571
Vonovia SE	47,330	3,058,725
		8,119,299
Hong Kong — 11.4%
Champion REIT	161,000	90,469
Chinese Estates Holdings Ltd.	42,500	19,790
CK Asset Holdings Ltd.	164,500	1,132,256
Far East Consortium International Ltd.	93,000	35,095
Great Eagle Holdings Ltd.	30,000	101,882
Hang Lung Group Ltd.	71,000	181,101
Hang Lung Properties Ltd.	154,000	373,494
Henderson Land Development Co. Ltd.	113,044	534,952
Hongkong Land Holdings Ltd.(a)	97,500	464,337
Hysan Development Co. Ltd.	50,000	199,310
K Wah International Holdings Ltd.	120,000	58,250
Kerry Properties Ltd.	50,000	164,875
Link REIT(a)	173,800	1,681,574
New World Development Co. Ltd.	119,000	617,128
Prosperity REIT	105,000	40,165
Sino Land Co. Ltd.	266,000	419,331
Sun Hung Kai Properties Ltd.	128,500	1,909,760
Sunlight REIT	84,000	48,576
Swire Properties Ltd.	88,400	263,315
Wharf Real Estate Investment Co. Ltd.	145,000	842,891
Zensun Enterprises Ltd.	450,000	37,672
		9,216,223
Ireland — 0.2%
Hibernia REIT PLC	55,620	81,780
Irish Residential Properties REIT PLC	35,766	64,547
		146,327
Israel — 1.9%
AFI Properties Ltd.(b)	821	35,575
Airport City Ltd.(b)	5,471	91,728
Alony Hetz Properties & Investments Ltd.	12,161	169,505
Amot Investments Ltd.	15,477	101,610
Ashtrom Group Ltd.	1	16
Azrieli Group Ltd.	3,038	214,062
Big Shopping Centers Ltd.(b)	809	103,639
Blue Square Real Estate Ltd.	424	32,553
Gav-Yam Lands Corp. Ltd.	12,571	120,339
Gazit-Globe Ltd.	5,586	40,272
Israel Canada T.R Ltd.(a)	8,847	35,988
Isras Investment Co. Ltd.	140	32,273
Mega Or Holdings Ltd.	1,918	61,764
Mehadrin Ltd.(b)	1	37
Melisron Ltd.(b)	1,764	120,779
Mivne Real Estate KD Ltd.	50,658	146,886
Property & Building Corp. Ltd.(b)	228	27,767
REIT 1 Ltd.	14,753	77,936
Sella Capital Real Estate Ltd.	16,159	42,605
Summit Real Estate Holdings Ltd.(b)	3,011	45,367
YH Dimri Construction & Development Ltd.	559	33,330
		1,534,031
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	4,729	22,775
Security	Shares	Value

Japan — 27.8%
Activia Properties Inc.	58	$274,549
Advance Residence Investment Corp.	116	386,416
Aeon Mall Co. Ltd.	8,480	130,708
AEON REIT Investment Corp.	126	186,241
Comforia Residential REIT Inc.	53	166,957
CRE Logistics REIT Inc.	36	60,689
Daibiru Corp.	4,900	61,866
Daito Trust Construction Co. Ltd.	5,800	632,795
Daiwa House Industry Co. Ltd.	55,700	1,674,815
Daiwa House REIT Investment Corp.	168	494,369
Daiwa Office Investment Corp.	26	180,741
Daiwa Securities Living Investments Corp.	177	192,250
Dear Life Co. Ltd.	2,100	8,610
ESCON Japan Reit Investment Corp.	24	30,838
Frontier Real Estate Investment Corp.	40	186,798
Fukuoka REIT Corp.	60	100,878
Global One Real Estate Investment Corp.	80	90,033
GLP J-REIT	362	624,323
Goldcrest Co. Ltd.	1,400	20,898
Hankyu Hanshin REIT Inc.	57	82,508
Health Care & Medical Investment Corp.	27	36,971
Heiwa Real Estate Co. Ltd.	2,800	105,558
Heiwa Real Estate REIT Inc.	74	116,447
Hoshino Resorts REIT Inc.	19	115,431
Hulic Co. Ltd.	41,800	469,574
Hulic Reit Inc.	102	171,671
Ichigo Hotel REIT Investment Corp.	19	16,547
Ichigo Inc.	19,700	62,344
Ichigo Office REIT Investment Corp.	128	113,685
Industrial & Infrastructure Fund Investment Corp.	173	329,739
Invesco Office J-Reit Inc.	734	149,848
Invincible Investment Corp.	509	195,808
Itochu Advance Logistics Investment Corp.	47	67,035
Japan Excellent Inc.	107	152,606
Japan Hotel REIT Investment Corp.	375	224,513
Japan Logistics Fund Inc.	75	225,530
Japan Metropolitan Fund Invest	584	633,038
Japan Prime Realty Investment Corp.	80	312,988
Japan Property Management Center Co. Ltd.	1,000	11,858
Japan Real Estate Investment Corp.	116	712,412
Katitas Co. Ltd.	4,200	118,082
Keihanshin Building Co. Ltd.	3,700	45,352
Kenedix Office Investment Corp.	36	253,541
Kenedix Residential Next Investment Corp.	83	179,314
Kenedix Retail REIT Corp.	49	132,501
LaSalle Logiport REIT	149	251,608
Leopalace21 Corp.(b)	13,900	17,388
Marimo Regional Revitalization REIT Inc.	12	14,434
Mirai Corp.	140	65,221
Mitsubishi Estate Co. Ltd.	116,200	1,878,207
Mitsubishi Estate Logistics REIT Investment Corp.	32	141,573
Mitsui Fudosan Co. Ltd.	80,756	1,867,375
Mitsui Fudosan Logistics Park Inc.	42	223,809
Mori Hills REIT Investment Corp.	135	202,518
Mori Trust Hotel Reit Inc.	26	32,870
Mori Trust Sogo REIT Inc.	80	113,116
Nippon Accommodations Fund Inc.	42	242,173
Nippon Building Fund Inc.	139	866,047
Nippon Commercial Development Co. Ltd.	900	14,101
Nippon Prologis REIT Inc.	215	683,725

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon REIT Investment Corp.	38	$156,250
Nomura Real Estate Holdings Inc.	10,000	253,288
Nomura Real Estate Master Fund Inc.	395	632,172
NTT UD REIT Investment Corp.	110	162,399
One REIT Inc.	20	58,097
Ooedo Onsen Reit Investment Corp.	21	15,904
Orix JREIT Inc.	231	443,454
Prospect Co. Ltd.(b)	33,300	8,992
SAMTY Co. Ltd.	2,800	53,695
Samty Residential Investment Corp.	46	52,327
Sankei Real Estate Inc.	29	34,840
Sekisui House Reit Inc.	357	295,452
Shinoken Group Co. Ltd.	2,200	24,113
SOSiLA Logistics REIT Inc.	52	73,634
SRE Holdings Corp.(b)	400	26,335
Star Asia Investment Corp.	137	76,550
Star Mica Holdings Co. Ltd.	1,100	11,871
Starts Corp. Inc.	2,800	71,569
Starts Proceed Investment Corp.	18	39,213
Sumitomo Realty & Development Co. Ltd.	39,800	1,423,438
Sun Frontier Fudousan Co. Ltd.	2,100	19,757
Takara Leben Co. Ltd.	7,500	22,668
Takara Leben Real Estate Investment Corp.	37	41,341
TKP Corp.(b)	1,100	20,607
TOC Co. Ltd.	4,100	25,150
Tokyo Rakutenchi Co. Ltd.	200	7,481
Tokyo Tatemono Co. Ltd.	17,300	246,915
Tokyu Fudosan Holdings Corp.	50,800	305,482
Tokyu REIT Inc.	79	145,525
Tosei Corp.	2,400	23,159
Tosei Reit Investment Corp.	29	36,512
United Urban Investment Corp.	260	375,516
XYMAX REIT Investment Corp.	17	18,761
		22,356,307
Malta — 0.0%
BGP Holdings PLC, NVS(b)(d)	1,986,852	24

Netherlands — 0.3%
Brack Capital Properties NV(b)	199	21,218
Eurocommercial Properties NV	3,208	80,010
NSI NV	1,428	55,115
Vastned Retail NV	1,584	46,425
Wereldhave NV	3,283	56,084
		258,852
New Zealand — 0.6%
Argosy Property Ltd.	69,354	75,660
Goodman Property Trust	92,337	148,765
Kiwi Property Group Ltd.	129,696	105,642
Precinct Properties New Zealand Ltd.	102,273	114,358
Vital Healthcare Property Trust(a)	32,390	70,073
		514,498
Norway — 0.4%
Entra ASA(c)	14,035	320,794
Selvaag Bolig ASA	3,467	23,959
		344,753
Singapore — 7.2%
AIMS APAC REIT(a)	35,985	39,342
ARA LOGOS Logistics Trust	106,446	66,181
Ascendas India Trust	61,400	63,528
Security	Shares	Value

Singapore (continued)
Ascendas REIT	274,592	$603,421
Ascott Residence Trust	153,360	114,307
CapitaLand China Trust	82,026	83,649
CapitaLand Integrated Commercial Trust	377,806	588,213
CapitaLand Ltd.	208,200	575,096
CDL Hospitality Trusts	64,100	58,699
Chip Eng Seng Corp. Ltd.(a)	42,100	13,932
City Developments Ltd.	38,900	211,250
Cromwell European Real Estate Investment Trust	24,420	72,100
Eagle Hospitality Trust(b)(d)	53,200	5,102
EC World Real Estate Investment Trust	21,900	13,273
ESR-REIT	216,389	66,072
Far East Hospitality Trust	86,600	37,364
First REIT	111,500	21,973
Fortune REIT	118,000	126,421
Frasers Centrepoint Trust	112,206	203,108
Frasers Hospitality Trust	65,200	24,971
Frasers Logistics & Commercial Trust	238,572	255,766
IREIT Global	39,900	18,842
Keppel DC REIT	106,803	197,949
Keppel Pacific Oak US REIT	58,800	46,158
Keppel REIT	163,400	143,751
Lendlease Global Commercial REIT	75,600	46,144
Lippo Malls Indonesia Retail Trust(a)	447,700	20,975
Manulife US Real Estate Investment Trust	115,150	90,968
Mapletree Commercial Trust(a)	183,612	295,347
Mapletree Industrial Trust	162,432	342,004
Mapletree Logistics Trust	244,891	374,371
Mapletree North Asia Commercial Trust	176,400	136,461
OUE Commercial Real Estate Investment Trust	202,800	61,080
OUE Ltd.	21,200	20,991
Oxley Holdings Ltd.	64,600	11,330
Parkway Life REIT	32,000	109,229
Prime U.S. REIT	37,800	32,714
Sabana Shari’ah Compliant Industrial REIT	56,820	17,982
Sasseur Real Estate Investment Trust	40,800	28,673
SPH REIT	84,500	54,679
Starhill Global REIT	119,900	50,048
Suntec REIT	178,200	193,891
UOL Group Ltd.	39,500	214,814
Wing Tai Holdings Ltd.(a)	40,600	54,347
		5,806,516
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.(b)	8,252	55,181
IGIS Value Plus REIT Co. Ltd.	2,208	11,058
JR Reit XXVII	9,142	41,889
Koramco Energy Plus Reit	3,081	16,579
Korea REIT & Trust Co. Ltd.	11,952	25,049
LOTTE Reit Co. Ltd.	10,024	53,056
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	6,896	30,005
Shinhan Alpha REIT Co. Ltd.	3,351	24,427
SK D&D Co. Ltd.	691	22,291
		279,535
Spain — 0.8%
Aedas Homes SA(b)(c)	1,595	44,067
Inmobiliaria Colonial Socimi SA	21,344	215,556
Lar Espana Real Estate Socimi SA	5,066	29,464
Merlin Properties Socimi SA	27,992	289,629

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Metrovacesa SA(c)	3,595	$28,545
		607,261
Sweden — 4.3%
Akelius Residential Property AB	17,597	34,008
Annehem Fastigheter AB, Class B(b)	3,341	12,727
Atrium Ljungberg AB, Class B	3,961	90,163
Castellum AB	20,381	518,923
Catena AB	2,380	127,425
Cibus Nordic Real Estate AB	3,379	80,725
Dios Fastigheter AB	7,122	73,733
Fabege AB	22,604	362,456
Fastighets AB Balder, Class B(b)	8,487	532,031
Hufvudstaden AB, Class A	9,744	165,671
K-Fast Holding AB(b)	5,516	40,283
Kungsleden AB	15,050	182,188
NP3 Fastigheter AB	2,499	48,943
Nyfosa AB	14,385	194,476
Platzer Fastigheter Holding AB, Class B	5,104	77,412
Sagax AB, Class D	10,174	39,528
Samhallsbyggnadsbolaget i Norden AB	70,577	295,731
Samhallsbyggnadsbolaget i Norden AB, Class D, New	11,999	40,856
Wallenstam AB, Class B	17,388	275,417
WastBygg AB	776	9,466
Wihlborgs Fastigheter AB	11,214	243,209
		3,445,371
Switzerland — 1.9%
Allreal Holding AG, Registered	1,194	235,122
Intershop Holding AG	105	68,998
Mobimo Holding AG, Registered	551	181,056
PSP Swiss Property AG, Registered	3,526	447,727
Swiss Prime Site AG, Registered	6,345	629,722
		1,562,625
United Kingdom — 9.3%
AEW UK REIT PLC	11,655	15,477
Assura PLC	223,212	228,212
Big Yellow Group PLC	13,758	248,516
BMO Commercial Property Trust Ltd.	65,375	81,938
British Land Co. PLC (The)	78,313	535,708
Capital & Counties Properties PLC(b)	71,522	159,789
Civitas Social Housing PLC	52,651	84,134
CLS Holdings PLC	15,687	52,188
Custodian REIT PLC	35,756	48,126
Derwent London PLC	9,344	428,601
Empiric Student Property PLC(b)	49,673	59,162
GCP Student Living PLC	38,732	86,261
Grainger PLC	56,623	223,159
Great Portland Estates PLC	21,333	209,142
Hammerson PLC	351,459	180,925
Helical PLC	8,757	52,675
Home Reit PLC	20,250	31,653
Impact Healthcare REIT PLC	29,761	45,779
Intu Properties PLC(a)(d)	47,783	1
Land Securities Group PLC	62,766	585,774
LondonMetric Property PLC	75,974	243,028
LXI REIT PLC	51,965	95,808
NewRiver REIT PLC(b)	26,727	31,980
Phoenix Spree Deutschland Ltd.	8,577	47,340
Picton Property Income Ltd. (The)	45,981	55,337
Security	Shares	Value

United Kingdom (continued)
Primary Health Properties PLC	110,039	$234,283
Regional REIT Ltd.(c)	35,707	42,380
Safestore Holdings PLC	17,483	229,025
Schroder REIT Ltd.	45,013	30,386
Segro PLC	100,183	1,516,598
Shaftesbury PLC	25,491	200,545
St. Modwen Properties PLC	17,309	133,365
Standard Life Investment Property Income Trust Ltd.	34,547	33,478
Supermarket Income REIT PLC	67,665	109,981
Triple Point Social Housing REIT PLC(c)	31,194	45,049
Tritax Big Box REIT PLC	143,637	390,257
UK Commercial Property REIT Ltd.	63,045	66,686
UNITE Group PLC (The)	33,259	494,117
Workspace Group PLC	10,844	125,104
		7,481,967
United States — 0.1%
Brookfield Property REIT Inc., Class A	3,287	62,091

Total Common Stocks — 99.3%
(Cost: $86,661,170)		79,991,781

Rights

Austria — 0.0%
BUWOG AG (a)(d)	463	—

Singapore — 0.0%
IREIT Global (Expires 07/12/21)	8,539	254

Total Rights — 0.0%
(Cost: $0)		254

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(e)(f)(g)	2,194,141	2,195,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	20,000	20,000
		2,215,457
Total Short-Term Investments — 2.8%
(Cost: $2,215,112)		2,215,457

Total Investments in Securities — 102.1%
(Cost: $88,876,282)		82,207,492

Other Assets, Less Liabilities — (2.1)%		(1,672,290)

Net Assets — 100.0%		$80,535,202

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency
Shares	$385,445	$1,809,927	(a)	$—		$63	$22	$2,195,457	2,194,141	$11,835	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	30,000	—		(10,000	)(a)	—	—	20,000	20,000	1		—
						$63	$22	$2,215,457		$11,836		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	13	09/09/21	$228	$(1,767)
DJ U.S. Real Estate Index	9	09/17/21	357	(3,939)
				$(5,706)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,281,632	$70,705,022	$5,127	$79,991,781
Rights	—	254	—	254
Money Market Funds	2,215,457	—	—	2,215,457
	$11,497,089	$70,705,276	$5,127	$82,207,492
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,706)	$—	$—	$(5,706)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust